Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	STNE
Entity Registrant Name	STONECO LTD.
Entity Central Index Key	0001745431
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Class A common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	125,697,438
Class B common stock [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	151,482,561